Equity - Schedule of weighted average assumptions for stock options (Details) - Year	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of equity and share based arrangement [Abstract]
Risk-free interest rate	1.10%	0.42%
Expected life (years)	9.88	5
Annualized volatility	105.00%	105.00%
Dividend rate	0.00%	0.00%